Share-Based Payments and Long-Term Incentive Plan	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share Based Payments and Long-term Incentive Plan	Share-Based Payments and Long-Term Incentive PlanIn 2019, the Company implemented a new long-term incentive scheme, under which annual awards are split equally between Performance Units and Exit Units. Performance Units vest after two years subject to the Company achieving pre-determined growth in book value per share targets. Exit Units vest upon change of control (Sale or IPO) and achieving pre-determined multiplies of invested capital return targets. Both Performance Units and Exit Units are cash-based awards.The Company’s total share-based compensation / long-term incentive plan expense for the twelve months ended December 31, 2020 was $2.1 million (December 31, 2019 — $3.5 million), which primarily related to a charge of $1.3 million (December 31, 2019 — $0.8 million) in relation to Performance Units, $0.5 million (December 31, 2019 — $0.8 million) in relation to previously awarded deferred cash awards and $0.3 million (December 31, 2019 — $1.9 million) in relation to other share-based compensation expense. The income tax effect of this is not considered to be material.